AXP(R) Mid Cap
                                                                      Value Fund
                                                          2002 SEMIANNUAL REPORT

American
   Express(R)
Funds

(icon of) ruler

AXP Mid Cap Value Fund seeks to
provide long-term growth of capital.


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CONTENTS

From the Chairman                        3
Portfolio Manager Q & A                  3
Fund Facts                               5
The 10 Largest Holdings                  6
Financial Statements                     7
Notes to Financial Statements           10
Investments in Securities               16

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2   AXP MID CAP VALUE FUND -- SEMIANNUAL REPORT


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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
For most of us investors, the past several months proved to be an extremely trying time. More recently, the events of this past September and the prospect of what may follow have added to our collective concern.

While nothing can change what has happened, we can control how we respond. In broad terms, I would strongly advise that you keep a focus on your long-term financial goals and not let specific events dictate your investment decisions. Ultimately, it is where you finish, not where you are at the moment, that matters most. Your financial advisor plays an essential role in this process, so please let him or her help you by reviewing your situation and plotting the proper investment course.

As I have indicated in the past, the role our Board plays in your financial future is to monitor and confirm that each American Express mutual fund meets its investment objective and that its management style stays on target. We want each fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes in its investment management capability, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,

Arne H. Carlson

Portfolio Manager Q & A
Q: How did AXP Mid Cap Value Fund perform since its inception on February 14, 2002?
A: Mid-cap value stocks enjoyed strong performance in the brief time the Fund was in existence prior to the end of the first half of its fiscal year. Since inception, AXP Mid Cap Value Fund returned 9.02% (Class A shares excluding sales charges). For the period from March 1 to March 31, 2002, the Fund returned 4.91% compared to the unmanaged Russell MidCap(R) Value Index and the Lipper Mid-Cap Value Funds Index returns of 5.11% and 6.28%, respectively.

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Q: What factors affected the Fund's performance since its inception?
A: Although the Fund formally began operation in the midst of a volatile environment for equity markets, it proved to be a fortuitous time to debut. Mid-cap value stocks enjoyed a surge from early February through the end of March. In that brief period of time, the Fund generated a significant return. The Fund's holdings of consumer stocks that benefit from an improved economy proved particularly helpful. A heavy weighting in energy stocks also worked to its advantage. But overall, the market rewarded a broad range of the Fund's holdings, including some of its largest. These included Bear Stearns Companies, the investment bank that was the subject of significant takeover speculation, and Eastman Chemical, a solid industrial company that saw its business fortunes improve. Value stocks, particularly those in the mid-cap sector, were well positioned to benefit from improving economic fundamentals and a desire among investors to buy attractively priced stocks of well-performing companies.

Q: What changes did you make to the portfolio during the period?
A: Since the Fund was just established during the period, our focus was on quickly building a broadly diversified portfolio of high-quality value stocks among mid-sized companies. Much of our focus has been on companies that can benefit from a cyclical upturn in the economy. These include consumer cyclical, energy and industrial stocks.

Q: What is your outlook for the coming months?
A: It is clear that the U.S. economy is now enjoying positive growth once again after a mild recession in the middle of last year. We can't say with certainty to what extent the recovery will improve corporate profits, but it does provide some encouragement. Nevertheless, we may continue to see a stock market that rewards selected issues rather than a broad range of stocks. Value stocks still appear to be well positioned in comparison to the growth segment of the market. What's more, the environment for mid-cap stocks also appears to be favorable. Although these factors should benefit the Fund, we continue to anticipate a volatile market environment, often driven by short-term events. The recent struggles tied to the Enron scandal may create an environment where investors put greater emphasis on companies with real, tangible earnings. That also may work to the benefit of value investors. We intend to continue to develop this new Fund to provide shareholders with solid, long-term returns from the often-overlooked mid-cap value segment of the market.

Warren E. Spitz

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Fund Facts

Class A -- Feb. 14, 2002* - March 31, 2002
(All figures per share)

Net asset value (NAV)
March 31, 2002                                                      $5.56
Feb. 14, 2002*                                                      $5.10
Increase                                                            $0.46

Distributions -- Feb. 14, 2002* - March 31, 2002
From income                                                         $  --
From long-term capital gains                                        $  --
Total distributions                                                 $  --
Total return**                                                     +9.02%***

Class B -- Feb. 14, 2002* - March 31, 2002
(All figures per share)

Net asset value (NAV)
March 31, 2002                                                      $5.55
Feb. 14, 2002*                                                      $5.10
Increase                                                            $0.45

Distributions -- Feb. 14, 2002* - March 31, 2002
From income                                                         $  --
From long-term capital gains                                        $  --
Total distributions                                                 $  --
Total return**                                                     +8.82%***

Class C -- Feb. 14, 2002* - March 31, 2002
(All figures per share)

Net asset value (NAV)
March 31, 2002                                                      $5.55
Feb. 14, 2002*                                                      $5.10
Increase                                                            $0.45

Distributions -- Feb. 14, 2002* - March 31, 2002
From income                                                         $  --
From long-term capital gains                                        $  --
Total distributions                                                 $  --
Total return**                                                     +8.82%***

Class Y -- Feb. 14, 2002* - March 31, 2002
(All figures per share)

Net asset value (NAV)
March 31, 2002                                                      $5.56
Feb. 14, 2002*                                                      $5.10
Increase                                                            $0.46

Distributions -- Feb. 14, 2002* - March 31, 2002
From income                                                         $  --
From long-term capital gains                                        $  --
Total distributions                                                 $  --
Total return**                                                     +9.02%***

   *  When shares became publicly available.

  ** The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

 ***  The total return is not annualized.

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5   AXP MID CAP VALUE FUND -- SEMIANNUAL REPORT


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The 10 Largest Holdings

                                    Percent                   Value
                                (of net assets)      (as of March 31, 2002)

 McDermott Intl                         3.1%                $831,924
 Bear Stearns Companies                 2.9                  778,099
 Goodrich                               2.6                  697,662
 Eastman Chemical                       2.5                  673,302
 Delphi Automotive Systems              2.4                  660,387
 Crescent Real Estate Equities          2.4                  655,720
 Donnelley (RR) & Sons                  2.4                  653,100
 Whirlpool                              2.4                  642,175
 Torchmark                              2.4                  634,567
 Eastman Kodak                          2.4                  634,309

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart

The 10 holdings listed here
make up 25.5% of net assets

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6   AXP MID CAP VALUE FUND -- SEMIANNUAL REPORT


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


Financial Statements

Statement of assets and liabilities

AXP Mid Cap Value Fund

March 31, 2002 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $28,923,790)                                                                        $29,600,357
Cash in bank on demand deposit                                                                               76,528
Capital shares receivable                                                                                   103,744
Dividends and accrued interest receivable                                                                    27,985
Receivable for investment securities sold                                                                   578,505
                                                                                                            -------
Total assets                                                                                             30,387,119
                                                                                                         ----------

Liabilities
Payable for investment securities purchased                                                               3,385,118
Accrued investment management services fee                                                                      472
Accrued distribution fee                                                                                        331
Accrued transfer agency fee                                                                                     205
Accrued administrative services fee                                                                              34
Other accrued expenses                                                                                       18,740
                                                                                                             ------
Total liabilities                                                                                         3,404,900
                                                                                                          ---------
Net assets applicable to outstanding capital stock                                                      $26,982,219
                                                                                                        ===========

Represented by
Capital stock -- $.01 par value (Note 1)                                                                $    48,577
Additional paid-in capital                                                                               26,135,180
Undistributed net investment income                                                                          18,340
Accumulated net realized gain (loss)                                                                        103,555
Unrealized appreciation (depreciation) on investments                                                       676,567
                                                                                                            -------
Total -- representing net assets applicable to outstanding capital stock                                $26,982,219
                                                                                                        ===========
Net assets applicable to outstanding shares:                Class A                                     $18,193,001
                                                            Class B                                     $ 8,377,085
                                                            Class C                                     $   380,915
                                                            Class Y                                     $    31,218
Net asset value per share of outstanding capital stock:     Class A shares          3,274,198           $      5.56
                                                            Class B shares          1,509,320           $      5.55
                                                            Class C shares             68,581           $      5.55
                                                            Class Y shares              5,615           $      5.56
                                                                                        -----           -----------

See accompanying notes to financial statements.

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7   AXP MID CAP VALUE FUND -- SEMIANNUAL REPORT


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

Statement of operations

AXP Mid Cap Value Fund

For the period from Feb. 14, 2002* to March 31, 2002 (Unaudited)

Investment income
Income:
Dividends                                                                                                  $ 33,879
Interest                                                                                                      5,048
   Less foreign taxes withheld                                                                                 (362)
                                                                                                               ----
Total income                                                                                                 38,565
                                                                                                             ------
Expenses (Note 2):
Investment management services fee                                                                            9,119
Distribution fee
   Class A                                                                                                    2,333
   Class B                                                                                                    3,493
   Class C                                                                                                      188
Transfer agency fee                                                                                           3,267
Incremental transfer agency fee
   Class A                                                                                                      231
   Class B                                                                                                      216
   Class C                                                                                                       12
Service fee -- Class Y                                                                                            1
Administrative services fees and expenses                                                                       651
Custodian fees                                                                                                6,720
Printing and postage                                                                                          5,820
Registration fees                                                                                             8,751
Audit fees                                                                                                    3,000
Other                                                                                                           631
                                                                                                                ---
Total expenses                                                                                               44,433
   Expenses reimbursed by AEFC (Note 2)                                                                     (23,231)
                                                                                                            -------
Total net expenses                                                                                           21,202
                                                                                                             ------
Investment income (loss) -- net                                                                              17,363
                                                                                                             ------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                                                  103,555
Net change in unrealized appreciation (depreciation) on investments                                         636,744
                                                                                                            -------
Net gain (loss) on investments                                                                              740,299
                                                                                                            -------
Net increase (decrease) in net assets resulting from operations                                            $757,662
                                                                                                           ========

* When shares became publicly available.

See accompanying notes to financial statements.

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8   AXP MID CAP VALUE FUND -- SEMIANNUAL REPORT


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


Statement of changes in net assets

AXP Mid Cap Value Fund

For the period from Feb. 14, 2002* to March 31, 2002 (Unaudited)

Operations
Investment income (loss) -- net                                                                         $    17,363
Net realized gain (loss) on security transactions                                                           103,555
Net change in unrealized appreciation (depreciation) on investments                                         636,744
                                                                                                            -------
Net increase (decrease) in net assets resulting from operations                                             757,662
                                                                                                            -------

Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                                               15,647,319
   Class B shares                                                                                         8,206,812
   Class C shares                                                                                           362,165
   Class Y shares                                                                                            20,000
Payments for redemptions
   Class A shares                                                                                           (21,673)
   Class B shares (Note 2)                                                                                  (32,184)
   Class C shares (Note 2)                                                                                     (926)
                                                                                                               ----
Increase (decrease) in net assets from capital share transactions                                        24,181,513
                                                                                                         ----------
Total increase (decrease) in net assets                                                                  24,939,175
Net assets at beginning of period**                                                                       2,043,044
                                                                                                          ---------
Net assets at end of period                                                                             $26,982,219
                                                                                                        ===========
Undistributed net investment income                                                                     $    18,340
                                                                                                        -----------

   *  When shares became publicly available.

  ** Initial capital of $2,000,000 was contributed on Feb. 7, 2002. The Fund had an increase in nets assets resulting from operations of $43,044 during the period from Feb. 7, 2002 to Feb. 14, 2002 (when shares became publicly available).

See accompanying notes to financial statements.

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9   AXP MID CAP VALUE FUND -- SEMIANNUAL REPORT


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Notes to Financial Statements

AXP Mid Cap Value Fund

(Unaudited as to March 31, 2002)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Investment Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Investment Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in mid-cap companies. On Feb. 7, 2002, American Express Financial Corporation (AEFC) invested $2,000,000 in the Fund which represented 394,000 shares for Class A, 2,000 shares for Class B, 2,000 shares for Class C and 2,000 shares for Class Y, which represented the initial capital for each class at $5.00 per share. Shares of the Fund were first offered to the public on Feb. 14, 2002.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o  Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write

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10   AXP MID CAP VALUE FUND -- SEMIANNUAL REPORT


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covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities  and  other  assets  and  liabilities   denominated  in  foreign
currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the

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recognition of certain foreign currency gains (losses) as ordinary income (loss)
for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.70% to 0.58% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Mid-Cap Value Funds Index. The maximum adjustment is 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1% the adjustment will be zero. The first adjustment will be made on Sept. 1, 2002 and will cover the six-month period beginning March 1, 2002.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.00
o  Class B $20.00
o  Class C $19.50
o  Class Y $17.00

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

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Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $91,553 for Class A, $75 for Class B and $8 for Class C for the period ended March 31, 2002.

AEFC and American Express Financial Advisors Inc. have agreed to waive certain fees and to absorb certain expenses until Sept. 30, 2002. Under this agreement, total expenses will not exceed 1.40% for Class A, 2.16% for Class B, 2.16% for Class C and 1.22% for Class Y of the Fund's average daily net assets. In addition, for the period ended March 31, 2002, AEFC and American Express Financial Advisors Inc. further voluntarily agreed to waive certain fees and reimburse expenses to 1.39% for Class A shares.

The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $26,226,170 and $1,893,324, respectively, for the period ended March 31, 2002. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $62 for the period ended March 31, 2002.

4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the period from Feb. 14, 2002* to March 31, 2002 are as follows:

                                           Feb. 14, 2002* to March 31, 2002

                                       Class A     Class B   Class C   Class Y

Sold                                 2,883,672   1,513,465    66,749    3,615
Issued for reinvested distributions         --          --        --       --
Redeemed                                (3,923)     (6,145)     (168)      --
                                        ------      ------      ----    -----
Net increase (decrease)              2,879,749   1,507,320    66,581    3,615
                                     ---------   ---------    ------    -----

* When shares became publicly available.

5. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the period ended March 31, 2002.

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13   AXP MID CAP VALUE FUND -- SEMIANNUAL REPORT


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6. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                                          2002(b)

Net asset value, beginning of period                                  $5.10

Income from investment operations:

Net investment income (loss)                                            .01

Net gains (losses) (both realized and unrealized)                       .45

Total from investment operations                                        .46

Net asset value, end of period                                        $5.56

Ratios/supplemental data

Net assets, end of period (in millions)                                 $18

Ratio of expenses to average daily net assets(c),(e)                  1.39%(d)

Ratio of net investment income (loss) to average daily net assets     1.54%(d)

Portfolio turnover rate (excluding short-term securities)               12%

Total return(i)                                                       9.02%


Class B

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                                          2002(b)

Net asset value, beginning of period                                  $5.10

Income from investment operations:

Net gains (losses) (both realized and unrealized)                       .45

Net asset value, end of period                                        $5.55

Ratios/supplemental data

Net assets, end of period (in millions)                                  $8

Ratio of expenses to average daily net assets(c),(f)                  2.16%(d)

Ratio of net investment income (loss) to average daily net assets      .80%(d)

Portfolio turnover rate (excluding short-term securities)               12%

Total return(i)                                                       8.82%

See accompanying notes to financial hihghlights.

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Class C

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                                          2002(b)

Net asset value, beginning of period                                  $5.10

Income from investment operations:

Net gains (losses) (both realized and unrealized)                       .45

Net asset value, end of period                                        $5.55

Ratios/supplemental data

Net assets, end of period (in millions)                                 $--

Ratio of expenses to average daily net assets(c),(g)                  2.16%(d)

Ratio of net investment income (loss) to average daily net assets      .84%(d)

Portfolio turnover rate (excluding short-term securities)               12%

Total return(i)                                                       8.82%


Class Y

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                                          2002(b)

Net asset value, beginning of period                                  $5.10

Income from investment operations:

Net investment income (loss)                                            .01

Net gains (losses) (both realized and unrealized)                       .45

Total from investment operations                                        .46

Net asset value, end of period                                        $5.56

Ratios/supplemental data

Net assets, end of period (in millions)                                 $--

Ratio of expenses to average daily net assets(c),(h)                  1.22%(d)

Ratio of net investment income (loss) to average daily net assets     1.59%(d)

Portfolio turnover rate (excluding short-term securities)               12%

Total return(i)                                                       9.02%

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 14, 2002 (when shares became publicly available) to March 31, 2002 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d)    Adjusted to an annual basis.
(e) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 3.23% for the period ended March 31, 2002.
(f) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 3.99% for the period ended March 31, 2002.
(g) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 3.99% for the period ended March 31, 2002.
(h) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 3.05% for the period ended March 31, 2002.
(i)    Total return does not reflect payment of a sales charge.

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15   AXP MID CAP VALUE FUND -- SEMIANNUAL REPORT

Investments in Securities

AXP Mid Cap Value Fund

March 31, 2002 (Unaudited)

(Percentages represent value of investments compared to net assets)


Common stocks (98.2%)
Issuer                                     Shares                  Value(a)

Aerospace & defense (2.6%)
Goodrich                                   22,050                  $697,662

Airlines (1.1%)
AMR                                        10,750(b)                283,908

Automotive & related (6.4%)
Dana                                       20,350                   436,915
Delphi Automotive Systems                  41,300                   660,387
Eaton                                       4,750                   384,655
Lear                                        5,410(b)                257,516
Total                                                             1,739,473

Banks and savings & loans (1.1%)
KeyCorp                                    10,750                   286,488

Beverages & tobacco (1.4%)
RJ Reynolds Tobacco Holdings                5,950                   385,263

Chemicals (3.7%)
Eastman Chemical                           13,800                   673,302
PPG Inds                                    5,950                   326,715
Total                                                             1,000,017

Computers & office equipment (3.5%)
BMC Software                               15,300(b)                297,585
Computer Sciences                           6,900(b)                350,175
Pitney Bowes                                7,150                   306,020
Total                                                               953,780

Electronics (1.2%)
Natl Semiconductor                          9,450(b)                318,371

Energy (8.4%)
Amerada Hess                                7,450                   591,231
Grant Prideco                              23,650(b)                323,532
Kerr-McGee                                  4,750                   298,538
Ocean Energy                               16,700                   330,493
Sunoco                                      9,500                   380,095
Unocal                                      8,500                   331,075
Total                                                             2,254,964

Energy equipment & services (6.7%)
Helmerich & Payne                          15,300                   613,377
McDermott Intl                             53,500(b)                831,924
Tidewater                                   8,500                   359,975
Total                                                             1,805,276

Financial services (2.9%)
Bear Stearns Companies                     12,400                   778,099

Food (3.0%)
Archer-Daniels-Midland                     20,800                   289,744
ConAgra Foods                              10,750                   260,688
SUPERVALU                                  10,450                   269,610
Total                                                               820,042

Furniture & appliances (3.6%)
Black & Decker                              7,200                   335,088
Whirlpool                                   8,500                   642,175
Total                                                               977,263

Health care services (2.7%)
Humana                                     19,100(b)                258,423
PacifiCare Health Systems                  27,100(b)                472,895
Total                                                               731,318

Industrial equipment & services (2.5%)
Deere & Co                                  7,150                   325,683
Ingersoll-Rand Cl A                         6,900                   345,138
Total                                                               670,821

Insurance (10.1%)
ACE                                         7,200(c)                300,240
Aon                                        17,150                   600,249
Everest Re Group                            3,000(c)                208,020
Jefferson-Pilot                             6,900                   345,552
Lincoln Natl                                5,950                   301,844
St. Paul Companies                          6,900                   316,365
Torchmark                                  15,750                   634,567
Total                                                             2,706,837

Leisure time & entertainment (2.6%)
Hasbro                                     21,300                   336,966
Royal Caribbean Cruises                    16,700                   376,585
Total                                                               713,551

Media (3.8%)
Donnelley (RR) & Sons                      21,000                   653,100
Dun & Bradstreet                            9,500(b)                380,095
Total                                                             1,033,195

See accompanying notes to investments in securities.

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16   AXP MID CAP VALUE FUND -- SEMIANNUAL REPORT

Issuer                                     Shares                  Value(a)

Metals (2.0%)
Phelps Dodge                                8,500                  $357,850
United States Steel                        10,750                   195,113
Total                                                               552,963

Multi-industry conglomerates (9.7%)
American Standard                           5,600(b)                396,200
Crane                                      18,600                   508,523
Diebold                                     7,200                   293,328
Dover                                       7,200                   295,200
Eastman Kodak                              20,350                   634,309
Textron                                     9,725                   496,948
Total                                                             2,624,508

Paper & packaging (1.4%)
Abitibi-Consolidated                       41,550(c)                369,795

Real estate investment trust (4.9%)
Boston Properties                           7,200                   284,040
Crescent Real Estate Equities              33,800                   655,720
Equity Residential
     Properties Trust                      13,050                   375,057
Total                                                             1,314,817

Retail (5.4%)
Charming Shoppes                           53,900(b)                426,888
Federated Dept Stores                       9,500(b)                388,075
May Dept Stores                            10,000                   348,500
Toys "R" Us                                16,700(b)                299,932
Total                                                             1,463,395

Textiles & apparel (2.5%)
Liz Claiborne                              10,750                   304,870
VF                                          8,500                   367,625
Total                                                               672,495

Transportation (1.3%)
Norfolk Southern                           14,300                   342,342

Utilities -- electric (2.5%)
CMS Energy                                 15,700                   355,291
Energy East                                15,300                   332,775
Total                                                               688,066

Utilities -- gas (1.2%)
NiSource                                   13,800                   316,710

Total common stocks
(Cost: $25,824,694)                                             $26,501,419

Short-term securities (11.5%)
Issuer                   Annualized            Amount              Value(a)
                      yield on date        payable at
                        of purchase          maturity

U.S. government agency (2.2%)
Federal Home Loan Mtge Disc Nt
   04-16-02                  1.73%           $600,000              $599,452

Commercial paper (9.3%)
Cargill
   04-01-02                  1.85           2,500,000(d)          2,499,486

Total short-term securities
(Cost: $3,099,096)                                               $3,098,938

Total investments in securities
(Cost: $28,923,790)(e)                                          $29,600,357

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
17   AXP MID CAP VALUE FUND -- SEMIANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of March 31, 2002, the value of foreign securities represented 3.3% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) At March 31, 2002, the cost of securities for federal income tax purposes was approximately $28,924,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 778,000
      Unrealized depreciation                                      (102,000)
                                                                   --------
      Net unrealized appreciation                                 $ 676,000
                                                                  =========

--------------------------------------------------------------------------------
18   AXP MID CAP VALUE FUND -- SEMIANNUAL REPORT

AXP Mid Cap Value Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
Class A: AMVAX    Class B: AMVBX
Class C: N/A      Class Y: N/A

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                              S-6252 A (5/02)